Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 30, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the Currency Strategies Portfolio and will be effective November 1, 2013. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the following will be added as the first paragraph:

This Fund is sub-advised by both UBS Global Asset Management (Americas) Inc. (“UBS”) and Macro Currency Group (“MCG”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between UBS and MCG and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing global currency strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

In this same subsection, all references to “the sub-adviser” will be replaced with “each sub-adviser” and the second sentence of the second paragraph will be replaced with the following:

Such exposures are primarily obtained by investing in forward positions on currency using NDFs and by holding foreign currency.

In addition, in this same subsection, the last two sentences of the second paragraph will be deleted and the following will be added as the third and fourth to last paragraphs:

UBS, in analyzing a potential investment opportunity and the desired amount of exposure, will consider the economic and investment outlook for the opportunity and the degree of risk the Fund may assume relative to the potential return on such investment in order to maximize the risk-adjusted return for UBS’ portion of the Fund. UBS may also consider quantitative factors to decide whether to increase or decrease currency exposures.

MCG identifies investment opportunities through the application of both quantitative and qualitative approaches. MCG manages a part of its portion of the Fund under a quantitative approach that is used for its longer term “systematic” strategy. MCG uses this systematic strategy to seek to capture longer-term fundamental shifts in currency movements (typically a twelve month horizon). MCG manages the other part of its portion of the Fund under a qualitative approach that is used for its shorter-term “discretionary” investment strategy. MCG uses this discretionary strategy to seek to identify and take advantage of macroeconomic themes that influence exchange rates within a shorter time horizon than the systematic strategy (typically a two week to six month horizon). Given the different time horizons, MCG anticipates potentially more trading activity for assets managed under the discretionary strategy than the systematic strategy. Both quantitative and qualitative approaches focus on identifying different factors that materially affect currency movements. MCG’s aim in using both strategies is to diversify the return stream generated by its currency investments while seeking to manage risk. MCG also applies a liquidity screen to all positions, favoring more liquid currency positions than those that are less liquid, in seeking to attain a high degree of liquidity within MCG’s portion of the Fund.

CURRENCY STRATEGIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 30, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the Currency Strategies Portfolio and will be effective November 1, 2013. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the following will be added as the first paragraph:

This Fund is sub-advised by both UBS Global Asset Management (Americas) Inc. (“UBS”) and Macro Currency Group (“MCG”). PLFA is the Fund’s investment adviser and, subject to the approval of the Trust’s board of trustees, selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. PLFA allocates the Fund’s assets between UBS and MCG and may change the allocation or rebalance at any time. The sub-advisers employ different approaches to managing global currency strategies, as described below. Each sub-adviser has its own investment style and acts independently of the other.

In this same subsection, all references to “the sub-adviser” will be replaced with “each sub-adviser” and the second sentence of the second paragraph will be replaced with the following:

Such exposures are primarily obtained by investing in forward positions on currency using NDFs and by holding foreign currency.

In addition, in this same subsection, the last two sentences of the second paragraph will be deleted and the following will be added as the third and fourth to last paragraphs:

UBS, in analyzing a potential investment opportunity and the desired amount of exposure, will consider the economic and investment outlook for the opportunity and the degree of risk the Fund may assume relative to the potential return on such investment in order to maximize the risk-adjusted return for UBS’ portion of the Fund. UBS may also consider quantitative factors to decide whether to increase or decrease currency exposures.

MCG identifies investment opportunities through the application of both quantitative and qualitative approaches. MCG manages a part of its portion of the Fund under a quantitative approach that is used for its longer term “systematic” strategy. MCG uses this systematic strategy to seek to capture longer-term fundamental shifts in currency movements (typically a twelve month horizon). MCG manages the other part of its portion of the Fund under a qualitative approach that is used for its shorter-term “discretionary” investment strategy. MCG uses this discretionary strategy to seek to identify and take advantage of macroeconomic themes that influence exchange rates within a shorter time horizon than the systematic strategy (typically a two week to six month horizon). Given the different time horizons, MCG anticipates potentially more trading activity for assets managed under the discretionary strategy than the systematic strategy. Both quantitative and qualitative approaches focus on identifying different factors that materially affect currency movements. MCG’s aim in using both strategies is to diversify the return stream generated by its currency investments while seeking to manage risk. MCG also applies a liquidity screen to all positions, favoring more liquid currency positions than those that are less liquid, in seeking to attain a high degree of liquidity within MCG’s portion of the Fund.